Condensed Consolidating Financial Statement Information of Subsidiary Guarantors (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Consolidating Balance Sheet Information

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

DECEMBER 31, 2014

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Assets
Current assets
Cash and cash equivalents	$129,505	$74,643	$434,693	$—	$638,841
Other current assets	126,091	18,471	67,826	(110,302)	102,086
Accounts receivable from parent or subsidiaries	277,823	—	—	(265,185)	12,638

Total current assets	533,419	93,114	502,519	(375,487)	753,565

Theatre properties and equipment - net	498,446	575,652	376,714	—	1,450,812

Investment in subsidiaries	1,260,333	380,365	—	(1,640,698)	—

Other assets	1,389,912	140,320	401,783	(3,276)	1,928,739

Total assets	$3,682,110	$1,189,451	$1,281,016	$(2,019,461)	$4,133,116

Liabilities and equity

Current liabilities

Current portion of long-term debt	$7,000	$—	$1,423	$—	$8,423
Current portion of capital lease obligations	5,411	9,125	1,958	—	16,494
Accounts payable and accrued expenses	259,973	105,761	125,638	(102,406)	388,966
Accounts payable to parent or subsidiaries	—	84,555	180,630	(265,185)	—

Total current liabilities	272,384	199,441	309,649	(367,591)	413,883

Long-term liabilities
Long-term debt, less current portion	1,777,581	—	7,442	(1,868)	1,783,155
Capital lease obligations, less current portion	103,786	75,416	22,776	—	201,978
Other long-term liabilities and deferrals	401,965	79,116	125,600	(9,304)	597,377

Total long-term liabilities	2,283,332	154,532	155,818	(11,172)	2,582,510

Commitments and contingencies

Equity
Cinemark USA, Inc.’s stockholder’s equity:
Common stock	49,543	457,369	10,219	(467,588)	49,543
Other stockholder’s equity	1,076,851	378,109	795,001	(1,173,110)	1,076,851

Total Cinemark USA, Inc. stockholder’s equity	1,126,394	835,478	805,220	(1,640,698)	1,126,394
Noncontrolling interests	—	—	10,329	—	10,329

Total equity	1,126,394	835,478	815,549	(1,640,698)	1,136,723

Total liabilities and equity	$3,682,110	$1,189,451	$1,281,016	$(2,019,461)	$4,133,116

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

DECEMBER 31, 2015

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Assets
Current assets
Cash and cash equivalents	$141,364	$95,865	$351,274	$—	$588,503
Other current assets	78,797	18,407	61,432	(32,024)	126,612
Accounts receivable from parent or subsidiaries	212,299	—	—	(211,128)	1,171

Total current assets	432,460	114,272	412,706	(243,152)	716,286

Theatre properties and equipment - net	539,082	614,821	351,166	—	1,505,069

Investment in subsidiaries	1,326,790	293,900	—	(1,620,690)	—

Other assets	1,402,062	135,022	475,187	(105,994)	1,906,277

Total assets	$3,700,394	$1,158,015	$1,239,059	$(1,969,836)	$4,127,632

Liabilities and equity

Current liabilities

Current portion of long-term debt	$7,000	$—	$1,405	$—	$8,405
Current portion of capital lease obligations	6,426	9,962	2,392	—	18,780
Accounts payable and accrued expenses	197,268	123,759	116,353	(25,396)	411,984
Accounts payable to parent or subsidiaries	—	23,965	187,163	(211,128)	—

Total current liabilities	210,694	157,686	307,313	(236,524)	439,169

Long-term liabilities
Long-term debt, less current portion	1,868,763	—	9,534	(105,367)	1,772,930
Capital lease obligations, less current portion	114,513	67,440	26,999	—	208,952
Other long-term liabilities and deferrals	404,278	77,774	118,533	(7,255)	593,330

Total long-term liabilities	2,387,554	145,214	155,066	(112,622)	2,575,212

Commitments and contingencies	—	—	—	—	—

Equity
Cinemark USA, Inc.’s stockholder’s equity:
Common stock	49,543	457,369	10,240	(467,609)	49,543
Other stockholder’s equity	1,052,603	397,746	755,335	(1,153,081)	1,052,603

Total Cinemark USA, Inc. stockholder’s equity	1,102,146	855,115	765,575	(1,620,690)	1,102,146
Noncontrolling interests	—	—	11,105	—	11,105

Total equity	1,102,146	855,115	776,680	(1,620,690)	1,113,251

Total liabilities and equity	$3,700,394	$1,158,015	$1,239,059	$(1,969,836)	$4,127,632

Condensed Consolidating Statement of Income Information

CONDENSED CONSOLIDATING STATEMENT OF INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2013

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Revenues	$816,489	$1,099,257	$808,972	$(41,824)	$2,682,894

Cost of operations
Theatre operating expenses	650,731	743,531	585,695	(41,824)	1,938,133
General and administrative expenses	22,275	78,749	62,110	—	163,134
Depreciation and amortization	43,501	63,234	57,235	—	163,970
Impairment of long-lived assets	2,301	319	1,174	—	3,794
(Gain) loss on sale of assets and other	99	1,870	(5,814)	—	(3,845)

Total cost of operations	718,907	887,703	700,400	(41,824)	2,265,186

Operating income	97,582	211,554	108,572	—	417,708

Other income (expense)
Interest expense	(110,484)	(9,915)	(4,315)	—	(124,714)
Distributions from NCM	124	—	20,577	—	20,701
Equity in income of affiliates	196,580	54,524	22,682	(251,104)	22,682
Loss on early retirement of debt	(72,302)	—	—	—	(72,302)
Other income (expense)	101	(8)	1,913	—	2,006

Total other income (expense)	14,019	44,601	40,857	(251,104)	(151,627)

Income before income taxes	111,601	256,155	149,429	(251,104)	266,081
Income taxes	(38,242)	76,938	75,464	—	114,160

Net income	149,843	179,217	73,965	(251,104)	151,921
Less: Net income attributable to noncontrolling interests	—	—	2,078	—	2,078

Net income attributable to Cinemark USA, Inc.	$149,843	$179,217	$71,887	$(251,104)	$149,843

CONDENSED CONSOLIDATING STATEMENT OF INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2014

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Revenues	$851,299	$1,084,852	$733,435	$(42,596)	$2,626,990

Cost of operations
Theatre operating expenses	693,323	739,686	524,045	(42,596)	1,914,458
General and administrative expenses	17,978	74,971	55,639	—	148,588
Depreciation and amortization	50,858	67,460	57,338	—	175,656
Impairment of long-lived assets	6,334	313	—	—	6,647
Loss on sale of assets and other	8,954	3,278	3,483	—	15,715

Total cost of operations	777,447	885,708	640,505	(42,596)	2,261,064

Operating income	73,852	199,144	92,930	—	365,926

Other income (expense)
Interest expense	(101,224)	(9,111)	(3,392)	29	(113,698)
Distributions from NCM	2,375	—	16,166	—	18,541
Equity in income of affiliates	208,900	53,950	22,464	(262,571)	22,743
Other income (expense)	79	—	(643)	(29)	(593)

Total other income (expense)	110,130	44,839	34,595	(262,571)	(73,007)

Income before income taxes	183,982	243,983	127,525	(262,571)	292,919
Income taxes	(10,398)	71,687	35,861	—	97,150

Net income	194,380	172,296	91,664	(262,571)	195,769
Less: Net income attributable to noncontrolling interests	—	—	1,389	—	1,389

Net income attributable to Cinemark USA, Inc.	$194,380	$172,296	$90,275	$(262,571)	$194,380

CONDENSED CONSOLIDATING STATEMENT OF INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2015

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Revenues	$959,347	$1,178,873	$764,631	$(50,242)	$2,852,609

Cost of operations
Theatre operating expenses	767,446	804,236	545,131	(50,242)	2,066,571
General and administrative expenses	16,152	81,240	56,660	—	154,052
Depreciation and amortization	59,759	73,708	55,739	—	189,206
Impairment of long-lived assets	6,445	1,600	756	—	8,801
(Gain) loss on sale of assets and other	6,191	3,728	(1,776)	—	8,143

Total cost of operations	855,993	964,512	656,510	(50,242)	2,426,773

Operating income	103,354	214,361	108,121	—	425,836

Other income (expense)
Interest expense	(100,608)	(8,500)	(4,009)	376	(112,741)
Loss on amendment to debt agreement	(925)	—	—	—	(925)
Distributions from NCM	2,116	—	16,024	—	18,140
Equity in income of affiliates	217,567	55,082	27,262	(271,785)	28,126
Other income (expense)	200	20	(7,929)	(376)	(8,085)

Total other income (expense)	118,350	46,602	31,348	(271,785)	(75,485)

Income before income taxes	221,704	260,963	139,469	(271,785)	350,351
Income taxes	3,172	79,131	47,657	—	129,960

Net income	218,532	181,832	91,812	(271,785)	220,391
Less: Net income attributable to noncontrolling interests	—	—	1,859	—	1,859

Net income attributable to Cinemark USA, Inc.	$218,532	$181,832	$89,953	$(271,785)	$218,532

Condensed Consolidating Statement of Comprehensive Income Information

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2013

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$149,843	$179,217	$73,965	$(251,104)	$151,921

Other comprehensive income (loss), net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of taxes of $1,865, net of settlements	3,151	—	—	—	3,151
Unrealized loss due to fair value adjustments on available-for-sale securities, net of taxes of $1,223	(2,041)	—	—	—	(2,041)
Other comprehensive income in equity method investments	2,386	—	2,386	(2,386)	2,386
Foreign currency translation adjustments	(47,617)	—	(47,699)	47,617	(47,699)

Total other comprehensive loss, net of tax	(44,121)	—	(45,313)	45,231	(44,203)

Total comprehensive income, net of tax	$105,722	$179,217	$28,652	$(205,873)	$107,718
Comprehensive income attributable to noncontrolling interests	—	—	(1,996)	—	(1,996)

Comprehensive income attributable to Cinemark USA, Inc.	$105,722	$179,217	$26,656	$(205,873)	$105,722

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2014

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$194,380	$172,296	$91,664	$(262,571)	$195,769

Other comprehensive income (loss), net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of taxes of $1,759, net of settlements	2,846	—	—	—	2,846
Unrealized gain due to fair value adjustments on available-for-sale securities, net of taxes of $1,479	2,507	—	—	—	2,507
Other comprehensive income in equity method investments	676	—	643	(643)	676
Foreign currency translation adjustments	(68,982)	—	(68,997)	68,982	(68,997)

Total other comprehensive loss, net of tax	(62,953)	—	(68,354)	68,339	(62,968)

Total comprehensive income, net of tax	$131,427	$172,296	$23,310	$(194,232)	$132,801
Comprehensive income attributable to noncontrolling interests	—	—	(1,374)	—	(1,374)

Comprehensive income attributable to Cinemark USA, Inc.	$131,427	$172,296	$21,936	$(194,232)	$131,427

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS) INFORMATION

YEAR ENDED DECEMBER 31, 2015

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$218,532	$181,832	$91,812	$(271,785)	$220,391

Other comprehensive income (loss), net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of taxes of $1,562, net of settlements	2,636	—	—	—	2,636
Unrealized loss due to fair value adjustments on available-for-sale securities, net of taxes of $572	(957)	—	—	—	(957)
Other comprehensive loss in equity method investments	(3,119)	—	(3,086)	3,086	(3,119)
Foreign currency translation adjustments, net of taxes of $888	(125,474)	—	(125,512)	125,474	(125,512)

Total other comprehensive loss, net of tax	(126,914)	—	(128,598)	128,560	(126,952)

Total comprehensive income (loss), net of tax	$91,618	$181,832	$(36,786)	$(143,225)	$93,439
Comprehensive income attributable to noncontrolling interests	—	—	(1,821)	—	(1,821)

Comprehensive income (loss) attributable to Cinemark USA, Inc.	$91,618	$181,832	$(38,607)	$(143,225)	$91,618

Condensed Consolidating Statement of Cash Flows Information

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2013

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Operating activities
Net income	$149,843	$179,217	$73,965	$(251,104)	$151,921
Adjustments to reconcile net income to cash provided by operating activities	(174,847)	22,276	44,824	251,104	143,357
Changes in assets and liabilities	115,254	(148,810)	47,640	—	14,084

Net cash provided by operating activities	90,250	52,683	166,429	—	309,362

Investing activities
Additions to theatre properties and equipment	(41,948)	(74,568)	(143,154)	—	(259,670)
Proceeds from sale of theatre properties and equipment and other	21,084	8,881	4,306	—	34,271
Acquisition of theatres in the U.S., net of cash acquired	(259,247)	—	—	—	(259,247)
Proceeds from disposition of Mexico theatres	—	—	126,167	—	126,167
Dividends received from subsidiaries	2,633	3,000	707	(6,340)	—
Investment in joint ventures and other	—	—	(6,222)	—	(6,222)

Net cash used for investing activities	(277,478)	(62,687)	(18,196)	(6,340)	(364,701)

Financing activities
Dividends paid to parent	(105,150)	(707)	(5,633)	6,340	(105,150)
Payroll taxes paid as a result of restricted stock withholdings	—	(3,464)	—	—	(3,464)
Proceeds from issuance of notes	530,000	—	—	—	530,000
Redemption of senior notes	(461,946)	—	—	—	(461,946)
Net repayments of other long-term debt	(7,000)	—	(866)	—	(7,866)
Payments on capital leases	(2,910)	(6,892)	(2,213)	—	(12,015)
Payment of debt issue costs	(9,328)	—	—	—	(9,328)
Purchases of noncontrolling interests	—	—	(5,621)	—	(5,621)
Other	—	2,962	(2,918)	—	44

Net cash used for financing activities	(56,334)	(8,101)	(17,251)	6,340	(75,346)

Effect of exchange rate changes on cash and cash equivalents	—	—	(11,516)	—	(11,516)

Increase (decrease) in cash and cash equivalents	(243,562)	(18,105)	119,466	—	(142,201)
Cash and cash equivalents:
Beginning of year	305,627	193,863	242,605	—	742,095

End of year	$62,065	$175,758	$362,071	$—	$599,894

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2014

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Operating activities
Net income	$194,380	$172,296	$91,664	$(262,571)	$195,769
Adjustments to reconcile net income to cash provided by (used for) operating activities	(134,559)	42,620	31,874	262,571	202,506
Changes in assets and liabilities	232,167	(246,598)	70,284	—	55,853

Net cash provided by (used for) operating activities	291,988	(31,682)	193,822	—	454,128

Investing activities
Additions to theatre properties and equipment	(93,608)	(52,896)	(98,201)	—	(244,705)
Proceeds from sale of theatre properties and equipment and other	1,109	98	1,338	—	2,545
Acquisition of theatres in the U.S., net of cash acquired	(7,951)	—	—	—	(7,951)
Dividends received from subsidiaries	1,094	8	—	(1,102)	—
Investments in, and loans to, subsidiaries	(1,918)	—	—	1,918	—
Investment in joint ventures and other	—	—	(3,228)	—	(3,228)

Net cash used for investing activities	(101,274)	(52,790)	(100,091)	816	(253,339)

Financing activities
Dividends paid to parent	(115,000)	(700)	(402)	1,102	(115,000)
Repayments of other long-term debt	(7,000)	—	(2,846)	—	(9,846)
Payments on capital leases	(4,082)	(8,000)	(1,953)	—	(14,035)
Capital contributions and loans from parent	—	1,918	—	(1,918)	—
Other	2,808	(9,861)	(386)	—	(7,439)

Net cash used for financing activities	(123,274)	(16,643)	(5,587)	(816)	(146,320)

Effect of exchange rate changes on cash and cash equivalents	—	—	(15,522)	—	(15,522)

Increase (decrease) in cash and cash equivalents	67,440	(101,115)	72,622	—	38,947
Cash and cash equivalents:
Beginning of year	62,065	175,758	362,071	—	599,894

End of year	$129,505	$74,643	$434,693	$—	$638,841

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2015

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Operating activities
Net income	$218,532	$181,832	$91,812	$(271,785)	$220,391

Adjustments to reconcile net income to cash provided by operating activities	(142,602)	39,156	43,223	271,785	211,562
Changes in assets and liabilities	67,253	(67,850)	23,869	—	23,272

Net cash provided by operating activities	143,183	153,138	158,904	—	455,225

Investing activities
Additions to theatre properties and equipment	(98,193)	(121,605)	(111,928)	—	(331,726)
Proceeds from sale of theatre properties and equipment and other	2,737	5,264	1,965	—	9,966
Acquisition of theatre in Brazil	—	—	(2,651)	—	(2,651)
Dividends received from subsidiaries	1,685	15	—	(1,700)	—
Intercompany note issuances	(3,500)	—	(100,000)	103,500	—
Investment in joint ventures and other	(518)	—	(3,211)	18	(3,711)

Net cash used for investing activities	(97,789)	(116,326)	(215,825)	101,818	(328,122)

Financing activities
Dividends paid to parent	(115,225)	(1,700)	—	1,700	(115,225)
Repayments of long-term debt	(8,385)	—	(35)	—	(8,420)
Payments of debt issue costs	(6,957)	—	—	—	(6,957)
Payments on capital leases	(5,389)	(9,120)	(2,004)	—	(16,513)
Intercompany loan proceeds	100,000	—	3,518	(103,518)	—
Other	2,421	(4,770)	(1,045)	—	(3,394)

Net cash provided by (used for) financing activities	(33,535)	(15,590)	434	(101,818)	(150,509)

Effect of exchange rate changes on cash and cash equivalents	—	—	(26,932)	—	(26,932)

Increase (decrease) in cash and cash equivalents	11,859	21,222	(83,419)	—	(50,338)
Cash and cash equivalents:
Beginning of year	129,505	74,643	434,693	—	638,841

End of year	$141,364	$95,865	$351,274	$—	$588,503